SCHEDULE OF REMAINING PERFORMANCE OBLIGATIONS AT END OF REPORTING PERIOD (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 HKD ($)	Dec. 31, 2021 HKD ($)	Dec. 31, 2020 HKD ($)
Revenue from Contract with Customer [Abstract]
Revenue recognized within one year	$ 10,743	$ 83,797	$ 96,204	$ 123,860
Revenue recognized more than one year	42,404	330,749	373,570	391,420
Total	$ 53,147	$ 414,546	$ 469,774	$ 515,280